Parent Company Financial Statements - Condensed Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Total operating income	$ 52,863	$ 44,064
Expenses	16,527	11,407
Income before income taxes	13,514	10,490
Income tax (benefit) expense	3,033	2,327
Net income	10,481	8,163
Total other comprehensive income	387	(92)
Total comprehensive income	10,868	8,071
Parent Company | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Expenses	81
Income before equity in undistributed income of subsidiaries	(81)
Equity in undistributed income of subsidiaries	10,562	8,163
Income before income taxes	10,481	8,163
Net income	10,481	8,163
Total other comprehensive income	387	(92)
Total comprehensive income	$ 10,868	$ 8,071